Concentration Risk	6 Months Ended
Jul. 31, 2012
Concentration Risk
Concentration Risk

11. Concentration Risk

        Financial instruments that potentially subject the Company to concentrations of risk are primarily cash and cash equivalents and accounts receivable. Information with respect to the credit risk associated with accounts receivable is described in Note 1.

        The Company places its cash deposits with financial institutions. At times, such amounts may be in excess of the federally insured limits. Management believes the financial strength of the financial institutions minimizes the credit risk related to the Company's deposits.